UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01639

               Engex, Inc.
(Exact name of registrant as specified in charter)

     44 Wall Street New York, NY  10005
(Address of Principal Executive Office) (Zip Code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 495-4200

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2009

Item 1. Proxy Voting Record

KERYX BIOPHARMACEUTICALS, INC.

Ticker:	KERX	Security ID: 492515101
Meeting Date:	June 16, 2009

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of four directors	For	For	Issuer
2	Ratification of the appointment of UHY LLP as independent registered public accounting firm for the year ending December 31, 2009	For	For	Issuer
3	The transaction of any other business that may properly come before the 2009 Annual Meeting or any adjournment of the 2009 Annual Meeting	For	For	Issuer

ENZO BIOCHEM, INC.

Ticker:	ENZ	Security ID: 294100102
Meeting Date:	January 22, 2009

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of Elazar Rabbani as a Class III Director for a term of three (3) years or until his respective successor is elected and qualified	For	For	Issuer
2	Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for year ending July 31, 2009	For	For	Issuer
3	To transact such other business as may properly come before the Annual Meeting or any adjournment thereof	For	For	Issuer

AMERICAN VANTAGE COMPANIES

Ticker:	AVCS	Security ID: 03037B106
Meeting Date:	November 14, 2008

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of two directors	For	For	Issuer
2	To deregister from the Investment Company Act of 1940, and therefore cease to be an investment company	For	For	Issuer
3.	To consider and act upon any other proposal as may properly come before the annual meeting	For	For	Issuer

SILVERSTAR HOLDINGS, LTD

Ticker:	SSTR	Security ID: 012267487
Meeting Date:	December 3, 2008

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of five directors	For	For	Issuer
2	Ratification of the appointment of Rachlin LLP, as independent registered public accounting firm for the company for the fiscal year ending June 30, 2009	For	For	Issuer
3
To consider and vote upon a proposal, for purposes of complying with Nasdaq Marketplace Rule 4350(i)(1)(D), to authorize the Company to amend and restate each of the Company’s Amended and Restated 9% Secured Convertible Debentures in the aggregate principal amount of $7,500,000 due March 19, 2012 and related Warrants to purchase the Company’s common stock, in order that the conversion price of the Debentures and the exercise price of the Warrants can be changed to prices that are more commensurate with the Company’s current market price
		For	For	Issuer
4
To consider and vote upon a proposed amendment to the Company’s Memorandum of Association to effect a reverse stock split (consolidation) of the Company’s common stock at a split ration of not less than one-for-two and not more than one-for-five and concurrently decrease the number of authorized shares of the Company’s common stock from 50 million to not less than 10 million and not more than 25 million, to be effective, if at all, at such time as the Company’s Board of Directors shall determine in its sole discretion
		For	For	Issuer
5
To consider and vote upon a proposed amendment to the Company’s Memorandum of Association to effect an increase to the number of authorized shares of the Company’s common stock, to be declared by the Company’s Board of Directors at any time prior to December __, 2009, to an amount not to exceed 100 million pre-reverse stock split shares, the precise time and increase to be determined by the Company’s Board of Directors in its sole discretion; and
		For	For	Issuer
6	To transact such other business as may properly come before the Annual Meeting or any adjournments or postponements of the Annual Meeting.	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.

By:  /s/ David Nachamie

Title:  Secretary

DATE: 8/13/09